Property, Plant and Equipment - Summary of Depreciation Expense of Property Plant and Equipment (Details) - CAD ($)	12 Months Ended
	Mar. 31, 2020	Mar. 31, 2019
Disclosure Of Property Plant And Equipment [Line Items]
Depreciation expense	$ 3,005,017	$ 2,351,617
Cost of sales
Disclosure Of Property Plant And Equipment [Line Items]
Depreciation expense	2,755,243
Research and development expenses
Disclosure Of Property Plant And Equipment [Line Items]
Depreciation expense		2,115,631
Selling, general and administrative expenses
Disclosure Of Property Plant And Equipment [Line Items]
Depreciation expense	$ 249,774	$ 235,986